Business (Q3) (Tables)	9 Months Ended
Sep. 30, 2023
Business [Abstract]
Schedule of Affiliation Agreements	During the nine months ended September 30, 2023 and 2022, the Company entered into affiliation agreements with or acquired the following oncology practices.

Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2023
State	State
Arizona	Texas(a)
Georgia(a)	Florida(a)
Louisiana(a)	Arkansas(a)
Georgia(a)
Georgia(a)
Georgia(a)

(a)
The Company entered into affiliation agreements with the physicians for these respective practices. The Company evaluated each of the affiliation agreements and determined that the transactions did not represent a business combination.